Segment Geographical Information and Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenues	$ 325,630	$ 284,375	$ 258,140
Expenses	291,978	252,677	232,184
Segment operating income (loss)	33,652	31,698	25,956
Depreciation and amortization	14,025	12,564	13,611
Software Services [Member]
Segment Reporting Information [Line Items]
Total revenues	86,140	81,332	77,100
Expenses	71,825	63,902	63,649
Segment operating income (loss)	14,315	17,430	13,451
Depreciation and amortization	8,799	8,727	9,242
It Professional Services [Member]
Segment Reporting Information [Line Items]
Total revenues	239,490	203,043	181,040
Expenses	216,842	183,985	164,558
Segment operating income (loss)	22,648	19,058	16,482
Depreciation and amortization	5,059	3,611	4,100
Unallocated Expenses [Member]
Segment Reporting Information [Line Items]
Total revenues
Expenses	3,311	4,790	3,977
Segment operating income (loss)	(3,311)	(4,790)	(3,977)
Depreciation and amortization	$ 167	$ 226	$ 269